Segment Information (Tables)	12 Months Ended
Jan. 02, 2016
Segment Information [Abstract]
Schedule Of Revenue Percentage By Product

	Year Ended

	2013	2014	2015

USANA® Nutritionals	80%	79%	81%
USANA Foods	11%	13%	11%
Sensé – beautiful science®	6%	7%	7%

Schedule Of Revenues From External Customers By Geographical Areas

	Year Ended

	2013	2014	2015
Net Sales to External Customers
Asia Pacific
Greater China	$ 271,812	$ 326,134	$ 441,284
Southeast Asia Pacific	155,362	177,940	183,828
North Asia	29,319	32,667	39,751
Asia Pacific Total	456,493	536,741	664,863

Americas and Europe	261,682	253,730	253,636

Consolidated Total	$ 718,175	$ 790,471	$ 918,499

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	January 3,	January 2,
	2015	2016
Long-lived Assets
Asia Pacific
Greater China	$ 83,471	$ 94,792
Southeast Asia Pacific	14,175	13,463
North Asia	1,621	1,938
Asia Pacific Total	99,267	110,193

Americas and Europe	54,457	58,936

Consolidated Total	$ 153,724	$ 169,129

Total Assets
Asia Pacific
Greater China	$ 154,153	$ 231,018
Southeast Asia Pacific	38,404	40,038
North Asia	5,622	6,695
Asia Pacific Total	198,179	277,751

Americas and Europe	152,405	145,486

Consolidated Total	$ 350,584	$ 423,237

Consolidated Net Sales And Long Lived Assets

Year Ended

	2013	2014	2015

Net sales:
China	$ 106,710	$ 216,842	$ 371,737
United States	$ 157,543	$ 143,669	$ 141,758
Hong Kong	$ 132,285	N/A	N/A

Long-lived Assets:
China		$ 81,704	$ 92,835
United States		$ 53,322	$ 57,797